Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GRANITE REAL ESTATE INVESTMENT TRUST
Entity File Number	001-35771
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 4010
Entity Address, Address Line Three	P.O. Box 159 Toronto-Dominion
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1H1
City Area Code	647
Local Phone Number	925-7500
Entity Primary SIC Number	6500
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Stapled Units Outstanding	62,724,884
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001564538
Document Fiscal Year Focus	2024
Granite REIT Inc.
Document Information [Line Items]
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 4010
Entity Address, Address Line Three	P.O. Box 159 Toronto-Dominion
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1H1
City Area Code	647
Local Phone Number	925-7500
Business Contact
Document Information [Line Items]
Contact Personnel Name	United Agent Group Inc.
Entity Address, Address Line One	1521 Concord Pike
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	561
Local Phone Number	508-5033
Stapled Units
Document Information [Line Items]
Title of 12(b) Security	units
Trading Symbol	GRP.U
Security Exchange Name	NYSE